Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive loss, net of taxes:

(¥ in millions)
At March 31:	2012	2011
Foreign currency translation adjustments	¥(76,476)	¥(65,689)
Unrealized gains on securities	19,112	15,922
Unrealized losses on derivatives	(256)	(787)
Pension liability adjustments	(22,922)	(14,827)

Total accumulated other comprehensive loss	¥(80,542)	¥(65,381)

Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries

The following table presents the effects of changes in Kubota Corporation’s ownership interests in its subsidiaries on Kubota Corporation shareholders’ equity:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Net income attributable to Kubota Corporation	¥61,552	¥54,822	¥42,326

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	319	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(724)	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	124	199	—
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(25)	—	(206)

Net transfers to the noncontrolling interests	(306)	(102)	(3,909)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥61,246	¥54,720	¥38,417